Capital adequacy - Minimum capital requirements exclusive of buffers (Details) € in Millions, kr in Millions	6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Disclosure of credit risk exposure
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Assets		kr 314,790	kr 302,033
Effect
Disclosure of credit risk exposure
Assets			94
Parent Company
Disclosure of credit risk exposure
EAD		326,732	321,303
Risk exposure amount		89,944	87,054
Minimum capital requirements		7,196	6,964
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD		1,670	1,701
Risk exposure amount		1,670	1,701
Minimum capital requirements		134	136
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD		1,670	1,701
Risk exposure amount		1,670	1,701
Minimum capital requirements		134	136
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD		325,062	319,602
Risk exposure amount		82,174	79,361
Minimum capital requirements		6,574	6,349
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD		169,356	171,572
Risk exposure amount		9,684	9,905
Minimum capital requirements		775	792
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		37,099	33,953
Risk exposure amount		9,807	9,880
Minimum capital requirements		784	790
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		118,448	113,987
Risk exposure amount		62,524	59,486
Minimum capital requirements		5,002	4,760
Parent Company | Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD		159	90
Risk exposure amount		159	90
Minimum capital requirements		13	7
Parent Company | Credit risk | IRB approach | Assets without counterparty | Effect
Disclosure of credit risk exposure
Assets			94
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		5,050	4,525
Risk exposure amount		1,854	1,668
Minimum capital requirements		148	133
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		3,602	3,400
Risk exposure amount		2,374	2,157
Minimum capital requirements		190	173
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount		2,303	2,037
Minimum capital requirements		184	163
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount		721	879
Minimum capital requirements		58	70
Parent Company | Commodities risk
Disclosure of credit risk exposure
Risk exposure amount		10	10
Minimum capital requirements		1	1
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount		3,066	3,066
Minimum capital requirements		kr 245	kr 245